Financial Risks - Schedule of Ratings Distribution of General Account Portfolios (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about credit rating [line items]
Fair value	€ 139,834	€ 139,711
Total	135,925	134,658
Credit rating general account investments, excluding reinsurance assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	42,653	39,368
Fair value	100,609	100,853
Total	143,263	140,221
Credit rating general account investments, excluding reinsurance assets [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	2,552	2,616
Fair value	29,518	32,960
Total	32,070	35,575
Credit rating general account investments, excluding reinsurance assets [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3,188	2,778
Fair value	11,626	10,334
Total	14,813	13,111
Credit rating general account investments, excluding reinsurance assets [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3,675	3,024
Fair value	22,542	24,399
Total	26,218	27,423
Credit rating general account investments, excluding reinsurance assets [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,193	1,271
Fair value	21,871	20,983
Total	23,064	22,254
Credit rating general account investments, excluding reinsurance assets [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	68	107
Fair value	1,653	1,852
Total	1,721	1,959
Credit rating general account investments, excluding reinsurance assets [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	64	2
Fair value	1,267	1,284
Total	1,331	1,287
Credit rating general account investments, excluding reinsurance assets [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1
Fair value	773	823
Total	774	823
Credit rating general account investments, excluding reinsurance assets [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	31,527	29,154
Fair value	9,960	7,011
Total	41,488	36,165
Credit rating general account investments, excluding reinsurance assets [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	42,268	38,951
Fair value	99,210	99,645
Total	141,478	138,597
Credit rating general account investments, excluding reinsurance assets [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	385	416
Fair value	1,399	1,207
Total	1,784	1,624
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	16	6
Fair value	5,704	5,320
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	987	985
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	372	340
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1,823	1,775
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	2,186	1,920
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	140	140
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value	132	117
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	22	23
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	16	6
Fair value	14	1
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	16	6
Fair value	5,676	5,300
Credit rating general account investments, excluding reinsurance assets [member] | Asia [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Fair value	27	20
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member]
Disclosure of detailed information about credit rating [line items]
Fair value	181	157
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	136	144
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Fair value	5
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	9	1
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value	17	4
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	9	4
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	5	4
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Fair value	181	157
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	9,945	8,831
Fair value	62,847	65,259
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	941	958
Fair value	15,338	18,935
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3,104	2,693
Fair value	3,855	3,353
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3,567	2,905
Fair value	17,428	18,684
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	266	330
Fair value	17,609	16,822
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	7	18
Fair value	1,393	1,567
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1,013	1,162
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	741	793
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,952	1,892
Fair value	4,126	2,797
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	9,837	8,796
Fair value	61,501	64,114
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	108	35
Fair value	1,346	1,145
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	32,536	30,189
Fair value	27,930	26,467
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,611	1,658
Fair value	12,956	12,727
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	83	85
Fair value	6,704	5,449
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	55	56
Fair value	2,482	3,186
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	924	941
Fair value	1,299	1,267
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	52	18
Fair value	39	22
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value		3
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	29,534	27,133
Fair value	4,423	3,770
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	32,259	29,890
Fair value	27,905	26,425
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	277	299
Fair value	25	41
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member]
Disclosure of detailed information about credit rating [line items]
Fair value	2,149	2,031
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	84	137
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	594	1,139
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Fair value	291	449
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	95	78
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1	9
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1,085	219
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Fair value	2,149	2,031
Credit rating general account investments, excluding reinsurance assets [member] | Central & Eastern Europe [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	106	275
Fair value	824	777
Credit rating general account investments, excluding reinsurance assets [member] | Central & Eastern Europe [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1	1
Credit rating general account investments, excluding reinsurance assets [member] | Central & Eastern Europe [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	22	5
Credit rating general account investments, excluding reinsurance assets [member] | Central & Eastern Europe [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	16	8
Fair value	119	126
Credit rating general account investments, excluding reinsurance assets [member] | Central & Eastern Europe [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	6	3
Fair value	502	495
Credit rating general account investments, excluding reinsurance assets [member] | Central & Eastern Europe [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	9	72
Fair value	5	92
Credit rating general account investments, excluding reinsurance assets [member] | Central & Eastern Europe [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	64	2
Fair value	105	1
Credit rating general account investments, excluding reinsurance assets [member] | Central & Eastern Europe [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1
Fair value	1
Credit rating general account investments, excluding reinsurance assets [member] | Central & Eastern Europe [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	11	107
Fair value	67	55
Credit rating general account investments, excluding reinsurance assets [member] | Central & Eastern Europe [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	106	193
Fair value	823	775
Credit rating general account investments, excluding reinsurance assets [member] | Central & Eastern Europe [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		82
Fair value	1	1
Credit rating general account investments, excluding reinsurance assets [member] | Spain & Portugal [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	37	54
Fair value	673	651
Credit rating general account investments, excluding reinsurance assets [member] | Spain & Portugal [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	9	9
Credit rating general account investments, excluding reinsurance assets [member] | Spain & Portugal [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	78	48
Credit rating general account investments, excluding reinsurance assets [member] | Spain & Portugal [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	38	55
Fair value	386	167
Credit rating general account investments, excluding reinsurance assets [member] | Spain & Portugal [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	(3)	(3)
Fair value	180	401
Credit rating general account investments, excluding reinsurance assets [member] | Spain & Portugal [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	17	20
Credit rating general account investments, excluding reinsurance assets [member] | Spain & Portugal [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	2	2
Fair value	4	6
Credit rating general account investments, excluding reinsurance assets [member] | Spain & Portugal [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	37	54
Fair value	€ 673	€ 651